Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating activities
Share-based compensation expense	$ 2,957	$ 3,077
Loss on securities held	3,298	0
Gains on commodity and foreign currency contracts (Note 8)	(4,930)	(606)
Loss (gain) on derivatives (Note 8)	1,078	(64)
Loss on inventory	4,670	0
Share of income from associate and dilution gain (Note 13)	(13,679)	(2,052)
NRV adjustment for inventories	24,330	12,308
Other inflows (outflows) of cash, classified as operating activities	17,724	12,663
Changes in non-cash operating working capital items:
Trade and other receivables	6,256	9,852
Inventories	(12,128)	10,898
Prepaid expenses	1,878	(3,096)
Accounts payable and accrued liabilities	8,053	2,569
Provisions	(8,320)	(8,514)
Changes in non-cash working capital	(4,261)	11,709
Significant non-cash items:
Assets acquired by finance lease	7,028	5,000
Shares issued as compensation (Note 25)	1,879	2,020
Shares issued as consideration for select Argentine projects (Note 11)	0	8,650
Cash and Cash Equivalents
Cash in banks	77,735	160,001
Short-term money market investments	60,775	15,952
Cash and cash equivalents	138,510	175,953	$ 180,881
Issued capital
Significant non-cash items:
Shares issued as compensation (Note 25)	$ 1,879	$ 2,020